Commitments And Contingencies (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Buildings
Commitments And Contingencies [Line Items]
Letter of credit and performance obligations		$ 13,900,000
Maturity date		Feb. 15, 2014
Property insurance program per occurrence limits		1,000,000,000
Per occurrence limit for NBCR Coverage		1,000,000,000
Value of program trigger		100,000,000
Coinsurance of program trigger (percent)		15.00%
Deductible in insurance as a percentage of the value of the affected property, San Francisco (percent)	5.00%
Per occurrence limit of the earthquake insurance which covers San Francisco region	120,000,000
Annual aggregate limit of the earthquake insurance which covers San Francisco region	120,000,000
Amount of earthquake insurance provided by IXP, LLC as direct insurer San Francisco	20,000,000
Earthquake Coverage Included In Builders Risk Policy For 535 Mission	15,000,000
Earthquake Coverage Included In Builders Risk Policy for below grade improvements for Transbay Tower	15,000,000
Operating partnership guarantee to cover liabilities of IXP		20,000,000
Contractual Tax Agreements Number Of Properties		3
Expiration of Tax Protection for 767 5th Avenue (the General Motors Building)		Jun. 09, 2017
767 Venture, LLC [Member]
Commitments And Contingencies [Line Items]
Maximum funding obligation		24,100,000
Property insurance program per occurrence limits		1,625,000,000
Coverage for acts of Terrorism certified under TRIA in excess of amount provided by NYXP, LLC, as a direct insurer		1,375,000,000
Coverage for acts of terrorism certified under TRIA covered by NYXP		250,000,000
John Hancock Tower [Member]
Commitments And Contingencies [Line Items]
Guarantee Obligation Related To Tenant Re-Leasing Costs		15,900,000
Maturity date		Jan. 06, 2017
601 Lexington Avenue [Member]
Commitments And Contingencies [Line Items]
Coverage For Acts Of Terrorism Under TRIA Covered in Excess of Amount Covered by IXP		$ 250,000,000